Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Incurred advertising costs (in Dollars)	$ 1,709	$ 986
Translation adjustments (in Dollars)	50,810	2,914	$ (1,210)
Cumulative translation adjustment (in Dollars)	$ 614	$ (32)	$ 409
MOP [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	8.04
MOP [Member] | Luz's [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	8
MOP [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	1.03	8.06
MOP [Member] | Maximum [Member] | Luz's [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		8.05
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	7.8
Hong Kong [Member] | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	7.77
Hong Kong [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		7.83
Hong Kong [Member] | Maximum [Member] | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		7.81
Hong Kong [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	1
United States [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		1
United States [Member] | Minimum [Member] | Luz's [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		1
United States [Member] | Minimum [Member] | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		1